Earnings / (Loss) per Common Share - Schedule of Earnings / (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net (loss) income	$ (5,813)	$ 3,505	$ (19,243)
Weighted average number of common shares, basic	18,277,893	18,244,671	18,244,671
Dilutive effect of stock granted under the EIP		33,222
Weighted average number of common shares, diluted	18,277,893	18,277,893	18,244,671
(Loss) / earnings per common share, basic and diluted	$ (0.32)	$ 0.19	$ (1.05)